UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street; Omaha, NE 68137

(Address of principal executive offices)

(Zip code)

James Ash

        Gemini Fund Services, LLC., 450 Wireless Boulevard; Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

09/30

Date of reporting period:  06/30/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

MutualHedge Frontier Legends Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
June 30, 2012 (Unaudited)
	Shares		Value
		EXCHANGE TRADED FUNDS - 52.1%
	1,140,150	iShares Barclays 1-3 Year Credit Bond Fund	$ 119,385,106
	595,430	iShares Barclays Aggregate Bond	66,271,359
	1,453,013	PowerShares VRDO Tax-Free Weekly Portfolio	36,325,325
	1,465,225	Vanguard Short-Term Bond ETF	118,873,704
	1,518,470	Vanguard Short-Term Corporate Bond ETF	120,186,901

		TOTAL EXCHANGE TRADED FUNDS (Cost - $457,481,025)	461,042,395
	Principal
		STRUCTURED NOTE - 1.5%
	15,000,000	SGI 10 Year Bond Index Deposit, due 2/27/16* (Cost - $15,000,000)	13,390,500

	Contracts
		PURCHASED OPTIONS - 0.4%
		PURCHASED CALL OPTIONS - 0.1%
	21	COPPER (LME), Strike Price $7600, Expiration Date 08/01/2012	145,509
	14	COPPER (LME), Strike Price $7850, Expiration Date 09/05/2012	92,085
	5	COPPER (LME), Strike Price $8000, Expiration Date 09/05/2012	25,530
	16	COPPER (LME), Strike Price $8000, Expiration Date 12/05/2012	170,416
	69	SOYBEAN, Strike Price $14, Expiration Date 10/26/2012	343,706
	38	SOYMEAL, Strike Price $420, Expiration Date 09/21/2012	79,800
	41	SOYMEAL, Strike Price $420, Expiration Date 11/23/2012	105,985
			963,031

		PURCHASED PUT OPTIONS - 0.3%
	7	COPPER (LME), Strike Price $6500, Expiration Date 09/05/2012	9,049
	44	COPPER (LME), Strike Price $6500, Expiration Date 07/02/2014	789,701
	30	COPPER (LME), Strike Price $6900, Expiration Date 09/05/2012	78,285
	21	COPPER (LME), Strike Price $7000, Expiration Date 10/03/2012	98,228
	30	COPPER (LME), Strike Price $7500, Expiration Date 07/04/2012	17,093
	152	COTTON #2, Strike Price $0.78, Expiration Date 11/09/2012	714,400
	10	CRUDE OIL, Strike Price $97, Expiration Date 07/17/2012	121,300
	64	EURO FX, Strike Price $1.22, Expiration Date 09/07/2012	66,400
	29	EURO FX, Strike Price $1.26, Expiration Date 09/07/2012	71,413
	32	EURO FX, Strike Price $1.29, Expiration Date 09/07/2012	140,400
	71	LEAD, Strike Price $1500, Expiration Date 03/06/2013	82,804
	14	LEAD, Strike Price $1700, Expiration Date 09/05/2012	11,550
	21	LEAD, Strike Price $1750, Expiration Date 08/01/2012	12,637
	14	LEAD, Strike Price $1800, Expiration Date 09/05/2012	22,859
	36	MINI-S&P INDEX, Strike Price $1200, Expiration Date 12/21/2012	53,640
	73	MINI-S&P INDEX, Strike Price $1300, Expiration Date 09/21/2012	95,630
	21	ZINC (LME), Strike Price $1750, Expiration Date 08/01/2012	7,896
	41	ZINC (LME), Strike Price $1800, Expiration Date 10/03/2012	69,669
			2,462,954
		TOTAL PURCHASED OPTIONS (Cost - $4,228,828)	3,425,985
	Shares
		SHORT-TERM INVESTMENTS - 12.8%
	34,438,803	International Dollar Reserve Fund I Limited **+	34,438,803
	39,433,814	Goldman Sachs U.S. Liquidity Administration Fund **+	39,433,814
	39,435,239	JPMorgan U.S. Liquidity Fund **+	39,435,239
		TOTAL SHORT-TERM INVESTMENTS (Cost - $113,307,856)	113,307,856

		TOTAL INVESTMENTS - 66.8% (Cost - $590,017,709) (a)	$ 591,166,736
		OTHER ASSETS AND LIABILITIES - 33.2%	294,194,146
		TOTAL NET ASSETS - 100.0%	$ 885,360,882

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the
	same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 3,957,899
		Unrealized Depreciation:	(2,808,872)
		Net Unrealized Appreciation:	$ 1,149,027
*	Non-Income producing investment.
**	Pledged as collateral for swap agreement.
+	This investment is a holding of MutualHedge Fund Limited CFC.

			Unrealized
		LONG SWAP+	Gain / Loss

Total return swap with Deutsche Bank AG, London Branch.  The swap provides exposure to the total returns on a basket of CTA programs that is calculated on a daily basis with reference to a customized index that is also proprietary to Deutsche Bank.  The basket is comprised of a diversified collection of CTA programs including systematic trend following, relative value and short term trading programs. Under the terms of the swap, the advisor has the ability to periodically adjust the notional level of the swap, the notional allocation to each CTA program, and the mix of CTA programs.  The swap was effective on September 26, 2011 and has a term of five years therefrom unless earlier terminated.  In addition, the swap provides for an 0.50% fee to Deutsche Bank. (Notional Value $640,317,211)

			$ (9,866,010)
		Total Net Unrealized Loss on Swap Contract	$ (9,866,010)

STATEMENT OF FINANCIAL FUTURES
Description	Long Contracts *	Notional Amount at value*	Expiration Date	Unrealized Appreciation/ (Depreciation)
10 YEAR NOTE	376	50,149,000	September 2012	$ 98,546
10YR GOVERNMENT BOND	87	52,684,254	September 2012	(21,888)
10YR JGB	95	171,080,963	September 2012	217,446
2 YEAR NOTE	721	158,755,188	September 2012	(113,706)
3 MONTH EURO SWISS FRANC	543	143,153,347	December 2012 - March 2013	(158,566)
3 MONTH EURO YEN	70	21,860,712	September 2012- March 2013	(768)
3 MONTH STERLING	2,770	523,131,746	December 2012 - June 2013	506,021
3YR GOVERNMENT T BOND	405	130,584,374	September 2012	(75,078)
5 YEAR NOTE	781	96,819,594	September 2012	38,823
90 DAY EURO TIME DEPOSIT	5,900	1,466,198,475	September 2012- June 2015	480,725
AEX INDEX	8	622,710	July 2012	12,224
ALUMINUM	414	19,604,129	July 2012 - December 2012	(998,688)
AUD 90DAY BILL	534	367,570,358	September 2012- March 2013	(156,577)
AUD/JPY	2	406,668	September 2012	2,983
AUSTRALIAN DOLLAR	28	2,847,320	September 2012	19,700
BANK ACCEPTANCE NOTE	993	243,463,703	September 2012- March 2013	(127,976)
BRENT OIL	51	4,987,800	August 2012	37,840
CAC40 10 INDEX	47	1,900,354	July 2012	48,616
CANADIAN GOVERNMENT BOND	185	25,195,013	September 2012	108,342
CANOLA	145	1,693,616	November 2012	64,122
COCOA	54	1,282,460	September 2012	40,578
COFFEE	88	1,877,920	September 2012	(43,520)
COPPER	3	262,238	September 2012	10,350
COPPER (LME)	203	39,041,891	July 2012 - December 2012	(797,050)
CORN	189	5,983,500	September 2012 - May 2013	117,912
COTTON	57	2,032,905	December 2012	(48,627)
CRUDE OIL	12	934,560	August 2012	21,770
DAX INDEX FUTURE	20	4,060,724	September 2012	69,098
E-MINI DOW ($5) INDEX	26	1,665,040	September 2012	29,698
E-MINI NASDAQ 100	197	10,125,830	September 2012	138,218
EURIBOR	3,903	1,229,513,314	December 2012 - March 2014	486,144
EURO BUND	263	46,939,722	September 2012	(659,989)
EURO-BOBL	155	24,717,054	September 2012	(137,640)
EUROSCHATZ	531	74,320,893	September 2012	(119,355)
EUROSTOXX 50	41	1,171,127	September 2012	21,699
FLUID MILK	103	3,629,720	August 2012	96,800
FTSE 100 INDEX	95	8,241,227	September 2012	106,878
FTSE/JSE TOP 40 INDEX	25	904,743	September 2012	(17,988)
GAS OIL	192	16,190,400	August 2012	178,075
HANG SENG INDEX	10	1,253,577	July 2012	9,430
HEAT OIL	47	5,354,765	October 2012 - September 2012	171,641
IBEX 35+ INDEX	18	1,592,827	July 2012	64,717
JAPENESE YEN	17	2,663,688	September 2012	(28,550)
LEAD	248	11,499,970	July 2012 - December 2012	(494,540)
LEAN HOG	56	2,122,960	August 2012	51,170
LIVE CATTLE	2	96,360	August 2012	340
LONG GILT BOND	253	47,332,777	September 2012	(197,280)
MIDCAP E-MINI INDEX	2	187,900	September 2012	631
MILLING WHEAT	233	3,346,162	November 2012	188,232
MINI RUSSELL2000 INDEX	12	954,480	September 2012	19,910
MINI-S&P INDEX	356	24,143,920	September 2012	467,754
MSCI TAIWAN INDEX	4	101,360	July 2012	2,920
NATURAL GAS	68	1,920,320	August 2012	61,868
NEW ZEALAND DOLLAR	20	1,596,000	September 2012	12,400
NICKEL	89	8,926,200	July 2012 - December 2012	(51,864)
NIKKEI 225 INDEX	89	5,118,843	September 2012	172,453
NYH RBOB UNLEADED GAS	12	1,320,186	August 2012 - September 2012	48,635
OAT	60	1,032,000	December 2012	16,725
RAPESEED	14	434,700	August 2012	10,814
ROUGH RICE	10	289,800	September 2012	(1,780)
S&P/MIB ITALIAN INDEX	10	905,437	September 2012	48,736
S&P/TSX 60 (CAD)	1	130,120	September 2012	(98)
SGX CNX NIFTY INDEX	49	518,861	July 2012	5,515
SIMEX MINI JAPENSE GOVERNMENT BOND	275	49,526,883	September 2012	36,383
SOYBEAN	261	18,621,138	November 2012 - March 2013	357,488
SOYMEAL	311	12,847,410	December 2012	124,540
SOYOIL	16	509,568	December 2012	9,096
SUGAR	32	752,998	October 2012	20,238
SWISS FED BONDS	21	3,359,779	September 2012	(38,714)
SWISS MARKET INDEX	123	7,857,217	September 2012	149,035
TIN (LME)	53	4,884,580	July 2012 - October 2012	(311,893)
TOPIX INDEX	1	96,378	September 2012	1,003
US DOLLAR INDEX	223	18,230,919	September 2012	(176,838)
US TREASURY BILLS	123	18,200,156	September 2012	(16,430)
USD/NOK	26	2,605,629	September 2012	(52,292)
USD/SEK	15	1,503,207	September 2012	(54,186)
USD/ZAR	10	1,011,030	September 2012	(35,337)
WHEAT	119	4,549,863	December 2012 - May 2013	210,636
WHITE SUGAR NO5	38	1,161,470	August 2012	7,365
ZINC (LME)	365	17,162,670	July 2012 - December 2012	(272,716)
	Net Unrealized Appreciation from Open Long Futures Contracts			12,349

Description	Short Contracts *	Notional Amount at value*	Expiration Date	Unrealized Appreciation/ (Depreciation)
10 YEAR NOTE	83	1,200,375	September 2012	$ 3,797
3 MONTH EURO SWISS FRANC	83	20,553,664	September 2012 - December 2012	4,033
3 MONTH STERLING	363	70,714,603	September 2012	1,080
30 DAY FED FUNDS	42	17,470,335	July 2012 - December 2012	354
30 DAY INTERBANK CASH RATE	23	5,605,896	July 2012	1,957
90 DAY EURO TIME DEPOSIT	75	18,635,200	December 2012 - June 2014	(2,675)
AEX INDEX	6	467,032	July 2012	(22,623)
ALUMINUM	705	33,504,957	July 2012 - December 2012	2,130,038
AUSTRALIAN DOLLAR	22	2,237,180	September 2012	(59,712)
BRENT OIL	149	14,580,110	August 2012 - December 2012	(282,770)
BRITISH POUNDS	244	23,907,425	September 2012	(182,406)
CANADIAN DOLLAR	198	19,435,680	September 2012	(189,283)
COCOA	97	2,223,310	September 2012 - December 2012	(132,620)
COFFEE	53	3,397,238	September 2012 - December 2012	(255,094)
COPPER	79	6,906,338	September 2012 - December 2012	(309,663)
COPPER (LME)	251	48,268,460	July 2012 - December 2012	657,912
CORN	101	3,205,488	December 2012	(100,967)
COTTON	94	3,352,510	December 2012	(113,240)
CRUDE OIL	133	8,328,950	August 2012 - October 2012	(326,801)
DAX INDEX FUTURE	16	3,248,579	September 2012	(113,528)
EUR/CAD	21	3,332,247	September 2012	37
EUR/CHF	5	790,393	September 2012	(264)
EUR/GBP	41	6,504,671	September 2012	19,987
EUR/JPY	18	2,849,793	September 2012	(48,299)
EURIBOR	290	91,326,885	September 2012 - June 2014	(12,144)
EURO BUND	44	7,853,033	September 2012	41,978
EURO DOLLAR	182	27,711,250	September 2012	(243,104)
EURO-BOBL	49	7,813,778	September 2012	2,635
EUROFX/NOK	24	3,808,717	September 2012	(1,185)
EUROSCHATZ	14	1,959,496	September 2012	190
EUROSTOXX 50	50	1,428,204	September 2012	(38,356)
FEEDER CATTLE	77	3,559,075	August 2012	(98,913)
GAS OIL	260	21,868,750	July 2012 - June 2013	(294,400)
GBP/JPY	14	2,743,107	September 2012	(27,839)
GBP/NZD	4	787,142	September 2012	8,054
GOLD	70	11,229,400	August 2012	(202,930)
HANG SENG INDEX	19	2,381,797	July 2012	(53,813)
HEAT OIL	125	14,227,660	August 2012 - December 2012	(547,528)
H-SHARES INDEX	69	4,241,453	July 2012	(68,451)
JAPENESE YEN	60	9,401,250	September 2012	(4,513)
LEAD	384	17,601,107	July 2012 - December 2012	910,795
LEAN HOG	15	497,700	October 2012	(570)
LIVE CATTLE	268	12,698,200	August 2012 - October 2012	(369,520)
LONG GILT BOND	2	374,172	September 2012	(330)
LUMBER	56	1,673,056	September 2012	(56,221)
MEXICAN PESO	161	5,987,188	September 2012	(255,137)
MINI NK225 INDEX	81	914,663	September 2012	(42,399)
MSCI TAIWAN INDEX	166	4,206,440	July 2012	(120,090)
NATURAL GAS	61	1,736,010	August 2012 - June 2013	(159,450)
NEW ZEALAND DOLLAR	8	638,400	September 2012	(24,590)
NICKEL	146	14,649,885	July 2012 - December 2012	451,445
NIKKEI 225 INDEX	62	3,940,406	September 2012	(195,758)
NYH RBOB UNLEADED GAS	28	3,083,338	August 2012 - December 2012	(127,760)
OMXS 30 INDEX	39	579,586	July 2012	(28,249)
ORANGE JUICE	102	1,862,775	September 2012	(142,065)
PALLADIUM	99	5,787,045	September 2012	171,880
PLATINUM	141	8,693,558	October 2012 - February 2013	(101,420)
ROUGH RICE	105	3,042,900	September 2012	40,990
S&P/TSX 60 (CAD)	38	4,944,560	September 2012	(90,020)
SGX CNX NIFTY INDEX	301	3,187,289	July 2012	(84,418)
SILVER	48	6,626,880	September 2012	(132,745)
SOYBEAN	1	71,388	November 2012	(114)
SOYMEAL	1	41,310	December 2012	78
SOYOIL	193	6,146,664	December 2012	(251,353)
SPI 200	57	5,918,535	September 2012	(589)
SUGAR	85	2,001,250	October 2012 - March 2013	(74,122)
SWISS FRANC	130	17,161,625	September 2012	(157,505)
TIN (LME)	90	8,264,625	July 2012 - October 2012	769,216
TOCOM RUBBER	164	2,462,364	November 2012	82,911
TOPIX INDEX	5	481,890	September 2012	(20,617)
ULTRA TREASURY BOND	1	166,844	September 2012	245
US TREASURY BILLS	1	147,969	September 2012	701
USD/NOK	11	1,102,381	September 2012	22,392
USD/SEK	11	1,102,352	September 2012	43,158
VOLATILITY INDEX	24.00	522,000	July 2012 - August 2012	40,350
WHEAT	21.00	813,513	September 2012 - December 2012	(43,875)
ZINC (LME)	589.00	27,593,336	July 2012 - December 2012	621,772
	Net Unrealized Depreciation from Open Short Futures Contracts			$ (184,053)

	Net Unrealized Depreciation from Open Futures Contracts			$ (171,704)

STATEMENT OF FORWARD EXCHANGE CONTRACTS

Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation/ (Depreciation)
Contracts Purchased
9/19/2012	19,253,344 USD	19,336,656 AUD	$ 19,253,344	$ 405,241
9/19/2012	13,669,690 USD	17,627,060 NZD	13,669,690	389,942
9/19/2012	1,595,989 BRL	775,125 USD	794,261	(7,179)
9/19/2012	11,882,530 CAD	11,492,280 USD	11,688,501	(145,209)
9/19/2012	151,723,301 CZK	7,521,869 USD	7,529,207	(2,639)
9/19/2012	8,862,030 ILS	2,270,548 USD	2,266,330	11,101
9/19/2012	211,477,589 KRW	152,467 USD	184,632	(32,100)
9/19/2012	1,989,698 MXN	110,373 USD	148,921	(37,561)
9/19/2012	3,487,583 MYR	1,090,049 USD	1,097,691	(10,862)
9/19/2012	599,347 PEN	220,193 USD	224,854	(3,541)
9/19/2012	1,850,331 PLN	483,759 USD	552,651	(66,539)
9/19/2012	1,837,992 SGD	1,428,345 USD	1,452,843	(22,420)
9/19/2012	61,932,404 THB	1,948,365 USD	1,962,370	(6,110)
9/19/2012	87,814,979 TWD	2,948,714 USD	2,939,709	(4,748)

Contracts Sold
9/19/2012	26,543,571 USD	21,121,321 EUR	26,543,571	(213,595)
9/19/2012	10,421,262 USD	6,766,095 GBP	10,421,262	(186,505)
9/19/2012	1,319,398,849 COP	739,502 USD	739,673	(9,161)
9/19/2012	1,377,410,564 HUF	5,865,080 USD	6,099,055	169,115
9/19/2012	33,810,708,487 IDR	3,516,323 USD	3,584,301	44,670
9/19/2012	232,598,066 JPY	2,898,610 USD	2,915,128	19,793
9/19/2012	24,672,856 NOK	3,995,383 USD	4,140,644	129,968
9/19/2012	54,723,471 PHP	1,276,780 USD	1,298,457	21,847
9/19/2012	13,428,511 RUB	406,747 USD	414,147	1,340
9/19/2012	71,943,406 SEK	9,983,216 USD	10,392,841	386,948
9/19/2012	18,490,094 TRY	9,949,990 USD	10,225,125	113,404
9/19/2012	6,055,471 ZAR	724,372 USD	741,710	8,843
9/20/2012	423,525,420 CLP	835,688 USD	845,242	905
9/20/2012	10,596,916 INR	190,308 USD	190,464	(2,215)

	Net Unrealized Appreciation on Foreign Exchange Contracts			$ 952,733

STATEMENT OF OPTIONS CONTRACTS WRITTEN

Contracts		Value

	Written Call Options 1.06%
14	COPPER (LME), Strike Price $7850, Expiration Date 09/05/2012	$ 92,085
5	COPPER (LME), Strike Price $8000, Expiration Date 09/05/2012	25,530
43	COPPER (LME), Strike Price $, Expiration Date 12/05/2012	457,993
15	COPPER (LME), Strike Price $8100, Expiration Date 07/04/2012	555
21	COTTON #2, Strike Price $0.69, Expiration Date 08/17/2012	47,565
56	COTTON #2, Strike Price $0.8, Expiration Date 11/09/2012	62,440
69	SOYBEAN, Strike Price $16, Expiration Date 10/26/2012	133,688
38	SOYMEAL, Strike Price $470, Expiration Date 09/21/2012	29,260
41	SOYMEAL, Strike Price $500, Expiration Date 11/23/2012	33,620
	Total Written Call Options (Premiums received $986,199)	882,736

	Written Put Options .50%
27	COPPER (LME), Strike Price $6000, Expiration Date 12/05/2012	74,162
7	COPPER (LME), Strike Price $6500, Expiration Date 09/05/2012	9,049
15	COPPER (LME), Strike Price $6800, Expiration Date 07/04/2012	-
30	COPPER (LME), Strike Price $6900, Expiration Date 09/05/2012	78,285
30	COPPER (LME), Strike Price $7500, Expiration Date 07/04/2012	17,093
21	COTTON #2, Strike Price $0.69, Expiration Date 08/17/2012	23,205
56	COTTON #2, Strike Price $, Expiration Date 11/09/2012	114,240
10	CRUDE OIL, Strike Price $87, Expiration Date 07/17/2012	34,600
90	EURO FX, Strike Price $1.24, Expiration Date 07/06/2012	10,125
10	EURO FX, Strike Price $, Expiration Date 08/03/2012	8,250
14	LEAD, Strike Price $1700, Expiration Date 09/05/2012	11,550
14	LEAD, Strike Price $1800, Expiration Date 09/05/2012	22,859
98	MINI-S&P INDEX, Strike Price $1250, Expiration Date 07/20/2012	7,595
	Total Written Put Options (Premiums received $861,313)	411,013

	Total Written Options (Premiums received $1,847,512)	$ 1,293,749

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilies and disclosure of contingent assets and liabilies at the date of the consolidated financial statements and the reported amounts of income and expenses for the period.  Acutal results could differ from those statements.

Security valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Investments in Systematic Trading Companies are valued at a fair value based on the net asset value as reported by underlying trading companies.   Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 461,042,395	$ -	$ -	$ 461,042,395
Structured Note	-	13,390,500	-	13,390,500
Options Purchased	3,425,985	-	-	3,425,985
Short-Term Investments	113,307,856	-	-	113,307,856
Long Futures Contracts	12,349	-	-	12,349
Forward Contracts	906,535	-	-	906,535
Total	$ 578,695,120	$ 13,390,500	$ -	$ 592,085,620
Liabilities	Level 1	Level 2	Level 3	Total
Open Swap Contract	$ -	$ 23,910,943	$ -	$ 23,910,943
Options Written	1,293,749	-	-	1,293,749
Short Futures Contracts	184,046	-	-	184,046
Total	$ 1,477,795	$ 23,910,943	$ -	$ 25,388,738

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund's policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – MutualHedge Frontier Legends Fund ("MFLF") with MutualHedge Fund Limited ("MFL-CFC") – The Consolidated Portfolio of Investments includes the accounts of MFL-CFC, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

MFLF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with MFLF's investment objectives and policies.

MFL-CFC, through its investments in global macro or managed futures programs, utilizes commodity based derivative products to facilitate MFLF's pursuit of its investment objective.   In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, MFLF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the MFLF Prospectus.

A summary of the MFLF's investments in the CFC is as follows:

	Inception Date of MFL-CFC	MFL-CFC Net Assets at June 30, 2012	% Of Total Net Assets at June 30, 2012
MFL-CFC	1/12/2010	$ 192,824,194	21.78%

For tax purposes, MFL-CFC is an exempted Cayman investment company. MFL-CFC has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time.  For U.S. income tax purposes, MFL-CFC is a Controlled Foreign Corporation and as such is not subect to U.S. income tax.  However, as a wholly-owned Controlled Foreign Corporation, MFL-CFC's net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund's investment company taxable income.

Swap Agreements – The Fund is subject to equity price risk, interest rate risk, credit risk, currency risk, counterparty risk and/or commodity risk in the normal course of pursuing its investment objectives.  The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk.   These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.
The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment.   Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each day as reported by the swap counterparty.   Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statements of Assets and Liabilities and may be referred to as upfront payments.   The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Consolidated Statement of Operations.   A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Consolidated Statement of Operations.

MFL-CFC maintains short-term investments, up to 20% of the notional value of the swap, as collateral to secure its obligations under the swap.  As of June 30, 2012, the notional value of the swap was $640,317,211.  Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities.   The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. In order to maintain prudent risk exposure to the counterparty, the Advisor will reduce exposure to the counterparty whenever that exposure exceeds 5% of the net assets of the Fund for a period of one week or such lesser time as the Advisory may determine. If the Advisor determines that the counterparty presents and imprudent risk, the swap may be terminated in its entirety.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Statements of Operations.

Futures Contracts – The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities.   Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).    During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.   If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract.   Risks may exceed amounts recognized in the Statements of Assets and Liabilities.    With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Transactions – The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When a fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if a fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, a fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.  When a fund purchases an option, an amount equal to the premium paid by the fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.   With purchased options, there is minimal counterparty credit risk to the fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The derivative instruments outstanding as of June 30, 2012 as disclosed in the Consolidated Portfolio of Investments serve as indicators of the volume of derivative activity for the Fund.

The following is a summary of the market value or unrealized appreciation/(depreciation) of the derivative instruments utilized by the Portfolio as of June 30, 2012 categorized by risk exposure:

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

8/27/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date    8/27/12

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

8/27/12